Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

The accounting policies applied for the six months ended June 30, 2026 and 2025 are consistent with those of the audited consolidated financial statements for the years ended December 31, 2025, 2024 and 2023, as described in those audited consolidated financial statements, except for the adoption of any new and amended accounting principles generally accepted in the United States of America (“US GAAP”) effective after the year ending December 31, 2025 which are relevant to the preparation of the June 30, 2026 unaudited interim consolidated financial statements.

Basis of presentation and consolidation

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with Article 10 of Regulation S-X. These statements should be read in conjunction with the audited consolidated financial statements for the years ended December 31, 2025, 2024 and 2023, which have been prepared in accordance with US GAAP. The unaudited interim consolidated financial statements have been prepared on a historical cost basis. In the opinion of management, all adjustments necessary for a fair presentation have been included in the accompanying unaudited interim consolidated financial statements. The results of operations for the six months ended June 30, 2026 are not necessarily indicative of the results that may be expected for the full year ended December 31, 2026.

The unaudited interim consolidated financial statements include the financial statements of the Company and all its majority-owned subsidiaries from the dates they were incorporated. All intercompany balances and transactions have been eliminated in consolidation.

All amounts are presented in United States dollars (“USD”) and have been rounded to the nearest USD.

Use of estimates

The preparation of the unaudited interim consolidated financial statements in conformity with US GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and judgments.

In preparing the unaudited interim condensed consolidated financial statements, the significant judgments made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements for the year ended December 31, 2025, 2024 and 2023.

Cash and cash equivalents

Cash is carried at cost and represents cash on hand and bank deposits. Cash equivalents consist of funds received from customers, which funds were held at the third-party platform’s fund account, and which are unrestricted and immediately available for withdrawal and use.

Foreign currencies translation and transactions

The reporting currency of the Company is the United States dollar (“USD”), and the accompanying unaudited interim consolidated financial statements are presented in USD. The Company’s subsidiaries operate in Singapore and Indonesia and maintain their books and records in their respective local currencies, Singapore dollars (“SGD”) and Indonesian rupiah (“IDR”), respectively, which are their respective functional currencies.

Accounts receivable

Accounts receivable are recorded in accordance with ASC 310, “Receivables.” Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of expected credit losses in its existing accounts receivable.

For the six months ended June 30, 2026 and the year ended December 31, 2025, the Company recognized provision for expected credit losses of approximately nil and US$1,038,148, respectively, in relation to its accounts receivable. The allowance for expected credit losses was US$1,534,429 and US$1,671,060 respectively for June 30, 2026 and December 31, 2025.

Share-based compensation

ASC 718 “Compensation — Stock Compensation” prescribes accounting and reporting standards for all share-based payment transactions in which employee services are acquired. Transactions include incurring liabilities, or issuing or offering to issue shares, options, and other equity instruments such as employee stock ownership plans and stock appreciation rights. Share-based payments to employees, including grants of employee stock options, are recognized as compensation expense in the financial statements based on their fair values. That expense is recognized over the period during which an employee is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period).

Share-based compensation amounted to approximately US$893,471 and nil during the six months ended June 30, 2026 and 2025, respectively. Share-based compensation expense is included in general and administrative expenses in the unaudited interim consolidated statements of operations and comprehensive loss.

Inventory

Prior to the disposal of the Singapore grocery business and the subsequent wind-down of the Indonesia grocery operations, inventories primarily consisted of merchandise products held for sale through the Company’s grocery business. Inventories were accounted for using the first-in-first-out (“FIFO”) method and stated at the lower of cost and net realizable value. Net realizable value was estimated based on expected selling prices, and inventory write-downs were recognized when necessary for obsolete, slow-moving or impaired inventories.

As of June 30, 2026 and December 31, 2025, the Company had no inventory balances, following the disposal of the Singapore grocery business in 2025 and the subsequent wind-down of the Indonesia grocery operations.

Intangible assets

The cost of intangible assets with determinable useful lives is amortized to reflect the pattern of economic benefits consumed on a straight-line basis over the estimated periods benefited. Software, technology, and other intangibles with contractual terms are generally amortized over their respective legal or contractual lives. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted.

Intangible assets with finite useful lives are amortized over the estimated economic lives of the intangible assets as follows:

Types of intangible assets	The estimated useful lives of the intangible assets
Applications development	3 years
Software	2 years

Leasehold improvements and equipment, net

Leasehold improvements and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance and repairs are charged to expense; major additions to physical properties are capitalized.

Depreciation of leasehold improvements is provided using the straight-line method over the shorter of the remaining lease term or their estimated useful lives. Except for leasehold improvements, depreciation of equipment is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Useful life
Motor vehicles	5 – 10 years
Office equipment	2 – 8 years
Furniture and fittings	5 years
Computer	3 years
Warehouse equipment	2 years
Machinery equipment	3 years
Leasehold improvements	5 years

Impairment of Intangible and Long-Lived Assets

The Company tests its intangible and long-lived assets for impairment at least annually and whenever events or circumstances change that indicate impairment may have occurred. A significant amount of judgment is involved in determining if an indicator of impairment has occurred. Such indicators may include, among others and without limitation: a significant decline in the Company’s expected future cash flows; a sustained, significant decline in the Company’s stock price and market capitalization; a significant adverse change in legal factors or in the business climate of the Company’s segments; unanticipated competition; and slower growth rates.

The Company conducted an impairment assessment and concluded that the estimated recoverable amounts of its long-lived assets exceeded their carrying values. This conclusion was supported by the positive projected future cash flows and overall asset recoverability at the Group level. As a result, no impairment charge was recognized.

Leases

A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. The Company records the lease expenses on a straight-line basis over the lease term.

Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company accounts for the lease and non-lease components of its leases as a single lease component. Lease expense is recognized on a straight-line basis over the lease term.

Accounts payable and other current liabilities

Accounts payable and other current liabilities are liabilities for goods and services provided to the Company prior to the end of the financial year which are unpaid. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method. They are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Convertible notes payable

The Company accounted for these Notes as a single liability-classified instrument measured at amortized cost due to the adoption of ASU 2020-06. ASC Subtopic 470-20 “Debt—Debt with Conversion and Other Options” and ASC subtopic 815-40 “Hedging—Contracts in Entity’s Own Equity”. The Company has presented these Notes in current liabilities in the accompanying balance sheets.

Revenue recognition

The Company adopts Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (ASC Topic 606) for all periods presented. The core principle underlying the revenue recognition of this ASU allows the Company to recognize revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This will require the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

To achieve that core principle, the Company applies five-step model to recognize revenue from customer contracts. The five-step model requires the Company to (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the performance obligation is satisfied.

Product revenues

- Performance obligations satisfied at a point in time

During the six months ended June 30, 2026, the Company did not generate product revenue from its grocery operations following the completion of the wind-down of its Indonesia grocery operations and the prior disposal of its Singapore grocery business. Product revenue from the Indonesia grocery business for the comparative period is included in continuing operations, while product revenue from the Singapore grocery business is presented as discontinued operations.

Prior to the wind-down or disposal of these operations, the Company sold goods primarily through group orders placed using its mobile application. Revenue was presented on a gross basis because the Company acted as the principal, controlled the goods before their transfer to customers, was primarily responsible for fulfilling the orders, was exposed to inventory risk and had discretion in establishing prices, in accordance with ASC 606-10-55-36 through 55-40.

Product revenue was measured based on the consideration expected to be received, net of sales returns and discounts, and was recognized when control of the goods was transferred to customers, which generally occurred upon delivery. Revenue excluded amounts collected on behalf of third parties, including sales taxes and indirect taxes.

Customers could pay for purchases in cash or by using balances maintained in their accounts on the Company’s mobile application, referred to as “Assets.” Assets arose from customer top-ups, refunds resulting from order cancellations or product returns, and commissions payable to group leaders. Assets were initially recorded as advances from customers before customers placed purchase orders.

When customers placed purchase orders and used their Assets, the relevant balances were reclassified from advances from customers to deferred revenue. Deferred revenue represented the Company’s obligation to deliver goods for which consideration had been received or was due. Upon delivery of the related goods, the corresponding deferred revenue was recognized as product revenue.

Packaged-tour revenue

- Performance obligations satisfied at a point in time

The Company determines whether it acts as a principal or an agent at the performance-obligation level. The Company considers the bundled travel services included in each packaged tour, including transportation, accommodation, itinerary arrangements and other related travel services, to constitute a single performance obligation because these services are highly interdependent and are integrated into a combined travel product.

The Company acts as the principal in its packaged-tour arrangements because it controls the packaged tour, including the underlying travel services, before the combined service is transferred to the customer. The Company is primarily responsible for fulfilling the promised services, integrating the underlying travel services into the final travel product and establishing the price charged to customers, in accordance with ASC 606-10-55-36 through 55-40.

Accordingly, packaged-tour revenue is presented on a gross basis. Amounts billed to customers are recorded as revenue, while amounts paid to airlines, hotels, transportation operators and other travel service providers are recorded as cost of revenues.

Packaged-tour revenue is recognized at the point in time when control of the promised services is transferred to the customer, which generally occurs when the tour departs. Payments received before tour departure are recorded as deferred revenue and recognized as revenue when the applicable performance obligation is satisfied.

Operating Segment and Disaggregated Revenue

The Company operates as a single operating segment. The Company’s chief operating decision maker, its Chief Executive Officer, reviews financial information on a consolidated basis for the purposes of allocating resources and evaluating financial performance.

For the six months ended June 30, 2026, packaged-tour revenue represented 100% of revenue from continuing operations. For the six months ended June 30, 2025, packaged-tour revenue represented approximately 94% of revenue from continuing operations, while product revenue from the Indonesia grocery business represented approximately 6%.

The Company’s continuing operations are primarily conducted in Singapore and Indonesia, and substantially all of its revenue is derived from customers in these markets.

In accordance with ASC 280-10-50-40, revenue disaggregated by product and service type, based on the nature of the related performance obligations described above, were as follows:

	For the six months ended June 30,
Product/Service Type	2026	Percentage of Total revenue	2025	Percentage of Total revenue
Discontinued operations
Food and beverage	$-	-%	$1,372,113	77.9%
Fresh produce	-	-%	358,759	20.4%
Lifestyle and other personal care items	-	-%	30,465	1.7%
Total	$-	-%	$1,761,337	100.00%

Continuing operations
Fresh produce	-	-%	441,383	6.0%
Packaged-tour	14,306,084	100.0%	6,918,296	94.0%
Total	$14,306,084	100.0%	$7,359,679	100.00%

Revenue by geographic area, based on the location of customers, was as follows:

	For the six months ended June 30,
Country	2026	Percentage of Total revenue	2025	Percentage of Total revenue
Discontinued operations
Singapore	$-	-%	$1,761,338	100.0%
Total	$-	-%	$1,761,338	100.0%

Discontinued operations
Singapore	$10,813,718	75.6%	$5,230,181	71.1%
Indonesia	3,492,366	24.4%	2,129,498	28.9%
Total	$14,306,084	100.0%	$7,359,679	100.0%

During the six months ended June 30, 2026 and 2025, all revenues were generated from third parties.

Cost of revenue

Costs are recognized when incurred. Cost of revenue consists of direct labor, materials, freight charges and other direct costs.

Recent Accounting Pronouncements

All new standards and amendments that are effective for annual reporting period commencing January 1, 2026 have been applied by the Company for the six months ended June 30, 2026. The adoption did not have material impact on the unaudited interim consolidated financial statements of the Company. A number of new standards and amendments to standards have not come into effect for the year beginning January 1, 2026, and they have not been early adopted by the Company in preparing these unaudited interim consolidated financial statements. None of these new standards and amendments to standards is expected to have a significant effect on the unaudited interim consolidated financial statements of the Company.